Statements of Cash Flows - Summary of Significant Non-cash Transactions (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Cash Flow Statement [Abstract]
Reclassification of prepayment to intangible assets	₩ 64	₩ 219	₩ 72
Increase of accounts payable relating to the acquisition of software	609	667	1,144
Acquisitions of right-of-use assets	₩ 1,209	₩ 6,055	₩ 3,784